Related Party Transactions (Details 2) (USD $)	11 Months Ended	4 Months Ended		12 Months Ended
	Dec. 31, 2014	May 13, 2014		Dec. 31, 2013		Dec. 31, 2012
Asset (liability):
Receivable from related party, net	$ 1,345,153,000
Equity increase (decrease):
Stock compensation	14,876,000
Paid-in Capital
Equity increase (decrease):
Stock compensation	14,876,000
Predecessor
Asset (liability):
Income taxes paid		100,000		400,000		1,700,000
Predecessor | Accumulated Retained Earnings
Equity increase (decrease):
Equity increase (decrease)		2,958,000	[1]	(924,000)	[2]	(25,375,000)	[2]
Predecessor | Paid-in Capital
Equity increase (decrease):
Equity increase (decrease)		63,000	[3]	10,053,000	[4]	19,326,000	[4]
AerCap | Corporate costs, including allocations
Expense (income):
Corporate costs	52,712,000
AerCap | Receivable
Expense (income):
Interest income	(33,262,000)
AerCap | Consigned aircraft commissions
Expense (income):
Revenue from related parties	(1,445,000)
AerCap | Operational activities of group entities
Asset (liability):
Receivable from related party, net	1,345,153,000
AerCap | AerCap share-based awards
Expense (income):
Corporate costs	14,876,000
AerCap | AerCap share-based awards | Paid-in Capital
Equity increase (decrease):
Stock compensation	14,876,000
AIG Markets, Inc. | Derivative contracts
Expense (income):
Expense from related party	(4,293,000)
Interest	4,307,000
Asset (liability):
Due to affiliate	(1,281,000)
AIG Markets, Inc. | Derivative contracts | Predecessor
Expense (income):
Expense from related party		428,000		1,183,000		1,212,000
Interest		2,844,000		11,995,000		17,712,000
Asset (liability):
Due to affiliate				(8,348,000)
AIG Markets, Inc. | Time deposit | Predecessor
Expense (income):
Interest income		(528,000)		(2,878,000)		(3,634,000)
Asset (liability):
Due from affiliate				606,249,000
Period to maturity of time deposit account				30 days
AerCap Ireland Limited | Consigned aircraft commissions
Expense (income):
Revenue from related parties	(1,445,000)
AerCap Ireland Limited | Lease commission
Expense (income):
Expense from related party	654,000
Affiliated entities (Castle Trusts) | Management services agreements
Expense (income):
Revenue from related parties	(4,857,000)
Affiliated entities (Castle Trusts) | Management services agreements | Predecessor
Expense (income):
Revenue from related parties		(2,497,000)		(8,821,000)		(8,871,000)
AIG | Corporate costs, including allocations | Predecessor
Expense (income):
Corporate costs		4,504,000		38,990,000		22,941,000
AIG | Corporate costs, including allocations | Predecessor | Adjustment to correctly reflect legal expenses paid by AIG
Asset (liability):
Expense related to prior years				3,700,000
Equity increase (decrease):
After-tax impact of expenses from prior years				3,700,000
AIG | Compensation programs
Asset (liability):
Receivable from related party, net	5,716,000
AIG | Tax sharing agreement | Predecessor
Asset (liability):
Due to affiliate				(316,293,000)
Income taxes paid				400,000
AIG | Non-Qualified Income Plan liability | Predecessor
Asset (liability):
Due to affiliate				(22,881,000)
AIG | Non-Qualified Income Plan liability | Predecessor | Paid-in Capital
Equity increase (decrease):
Equity increase (decrease)		296,000
AIG | AIG stock transferred to AIG | Predecessor | Accumulated Retained Earnings
Equity increase (decrease):
Equity increase (decrease)				(924,000)
AIG | Compensation, legal fees and other expenses paid by AIG | Predecessor | Paid-in Capital
Equity increase (decrease):
Equity increase (decrease)				10,053,000		2,636,000
Subsidiaries of AIG | Management services agreements | Predecessor
Expense (income):
Expense from related party				126,000		156,000
AIG and AIG subsidiaries | Corporate costs, including allocations | Predecessor
Asset (liability):
Due to affiliate				$ (783,000)

[1]	The increase to Retained earnings during the period beginning January 1, 2014 and ending May 13, 2014, reflects a $9,626 receipt from AIG for certain expected separate company tax liabilities, as required under the AerCap sales agreement, partially offset by decreases in Retained earnings of $5,298, net of tax of $2,889, to record a non-cash dividend reflecting the difference between the proceeds received and the net carrying value of a corporate aircraft sold to AIG, and $1,370 recorded as a dividend, for a fee ILFC paid on behalf of AIG to satisfy a statutory law requirement.
[2]	In 2013, we transferred shares of AIG stock with a carrying value, net of tax, of $0.9 million to AIG and recorded the transaction as a decrease to Retained earnings. In 2012, we recorded a decrease to Retained earnings of $25,379, net of tax of $11,866 when we transferred two corporate aircraft to AIG, and an increase to Retained earnings of $(4) for other miscellaneous adjustments.
[3]	We recorded an increase of $296, net of tax of $161, in connection with settlement of the AIG Non-Qualified Income Plan liability, and a decrease of $233 for adjustments to state taxes payable.
[4]	We recorded $10,053 during 2013 and $2,636 during 2012 in Paid-in capital for compensation expenses, legal expenses and other expenses paid by AIG on our behalf for which we were not required to reimburse. Additionally, we recorded $16,690, net of tax of $9,211, in Paid-in capital during 2012 when AIG contributed a corporate aircraft to us.